Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 2,560,350	$ 5,693,874	$ 5,303,813
Employee compensation and benefits	297,698	166,773
Operating lease liabilities	230,991	2,770
Stock-based compensation	600,284	596,136
Gross deferred tax assets	3,689,323	6,459,553
Valuation allowance		(6,456,783)	(5,303,813)
Total deferred tax assets, net of valuation allowance	3,689,323	2,770
Deferred tax liabilities:
Book basis of operation lease ROU assets in excess of tax basis	(230,992)	(2,770)
Book basis of property and equipment in excess of tax basis	(93,851)
Other	(403)
Total deferred tax liabilities	(325,246)	(2,770)
Net deferred tax asset	$ 3,364,077
Operating loss carryforwards, valuation allowance			$ 5,303,813
Previously Reported [Member]
Deferred tax assets:
Net operating loss carryforwards		5,693,874
Valuation allowance		(5,693,874)
Total deferred tax assets, net of valuation allowance
Deferred tax liabilities:
Operating loss carryforwards, valuation allowance		$ 5,693,874